Income Taxes - Schedule of non-capital loss carryforwards (Details)	Dec. 31, 2021 USD ($)
Income taxes paid (refund) [abstract]
2038	$ 6,471,979
2039	11,464,501
2040	23,261,185
2041	22,018,952
Non-capital income tax losses expire	$ 63,216,617